Note 7 - Risk Management -Liquidity Risk - Loans to Stable Customer Deposits (LtSCD) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LtsCD Line Items
Average LtSCD	110.00%	113.00%	116.00%
BBVA Eurozone Member [Member]
LtsCD Line Items
Average LtSCD	108.00%	113.00%	116.00%
BBVA Bancomer [Member]
LtsCD Line Items
Average LtSCD	109.00%	113.00%	110.00%
BBVA Compass Member [Member]
LtsCD Line Items
Average LtSCD	109.00%	108.00%	112.00%
Garanti Bank [Member]
LtsCD Line Items
Average LtSCD	122.00%	124.00%	128.00%
Other LMU Member [Member]
LtsCD Line Items
Average LtSCD	108.00%	107.00%	111.00%